First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 43.6%
	Collateralized Mortgage Obligations – 23.0%
	Banc of America Mortgage Trust
$45,279	Series 2002-L, Class 1A1 (a)	2.78%	12/01/32	$36,155
	Chase Mortgage Finance Trust
44,573	Series 2007-A1, Class 1A3 (a)	2.69%	02/01/37	43,291
	Citigroup Mortgage Loan Trust
86,231	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (b)	2.19%	09/01/35	85,782
16,691	Series 2009-10, Class 1A1 (a) (c)	2.54%	09/01/33	16,482
196,605	Series 2012-7, Class 10A2 (a) (c)	3.40%	09/01/36	176,238
	Connecticut Avenue Securities Trust
1,000,000	Series 2022-R02, Class 2M2, 30 Day Avg. SOFR + 3.00% (b) (c)	4.51%	01/25/42	951,860
	Countrywide Home Loan Mortgage Pass-Through Trust
142,129	Series 2006-21, Class A8	5.75%	02/01/37	80,719
251,782	Series 2006-HYB5, Class 3A1A (a)	2.98%	09/01/36	227,032
	Credit Suisse Commercial Mortgage Securities Corp. Pass-Through Certificates
1,000,000	Series 2020-UNFI, Class A, 1 Mo. LIBOR + 3.67%, 4.17% minimum (b) (c)	5.45%	12/15/22	989,115
	Credit Suisse Mortgage Trust
297,414	Series 2017-FHA1, Class A1 (c)	3.25%	04/01/47	280,725
	DSLA Mortgage Loan Trust
292,132	Series 2004-AR3, Class 2A2A, 1 Mo. LIBOR + 0.74% (b)	2.86%	07/19/44	267,364
	GSR Mortgage Loan Trust
2,868	Series 2003-10, Class 1A12 (a)	3.63%	10/01/33	2,793
92,199	Series 2005-AR1, Class 4A1 (a)	2.68%	01/01/35	81,982
	JP Morgan Mortgage Trust
242,972	Series 2006-A2, Class 4A1 (a)	3.61%	08/01/34	245,307
51,358	Series 2006-A2, Class 5A3 (a)	2.34%	11/01/33	50,370
32,350	Series 2014-2, Class 1A1 (c)	3.00%	06/01/29	31,082
	MASTR Alternative Loan Trust
3,555,119	Series 2006-2, Class 2A3, 1 Mo. LIBOR + 0.35% (b)	2.61%	03/25/36	322,818
	MASTR Asset Securitization Trust
22,343	Series 2003-11, Class 6A16	5.25%	12/01/33	21,636
	MortgageIT Trust
83,089	Series 2005-2, Class 2A, 1 Mo. LIBOR + 1.65% (b)	3.36%	05/01/35	79,848
	New Residential Mortgage Loan Trust
230,882	Series 2014-2A, Class A2 (c)	3.75%	05/01/54	222,628
	Pretium Mortgage Credit Partners I LLC
1,000,000	Series 2021-NPL2, Class A2 (c) (d)	3.84%	06/27/60	941,768
	PRKCM Trust
1,000,000	Series 2021-AFC1, Class B2 (c)	3.95%	08/01/56	669,175
	Residential Accredit Loans, Inc.
83,008	Series 2006-QO1, Class 2A1, 1 Mo. LIBOR + 0.54% (b)	2.80%	02/25/46	53,950
777,891	Series 2006-QS6, Class 1AV, IO (a)	0.77%	06/01/36	17,121
	Residential Asset Securitization Trust
21,276	Series 2004-A3, Class A7	5.25%	06/01/34	20,951
	Roc Mortgage Trust
1,000,000	Series 2021-RTL1, Class M (c)	5.68%	08/25/26	893,299
	RUN Trust
962,211	Series 2022-NQM1, Class A1 (c)	4.00%	03/01/67	941,626
	Starwood Mortgage Residential Trust
965,608	Series 2022-3, Class A1 (c)	4.16%	03/01/67	925,797
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
13,452	Series 2001-SB1, Class A2	3.38%	08/01/31	13,254

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	VCAT LLC
$1,000,000	Series 2021-NPL5, Class A2 (c) (d)	3.84%	08/25/51	$912,542
1,000,000	Series 2021-NPL6, Class A2 (c) (d)	3.97%	09/25/51	929,167
	Vendee Mortgage Trust
39,269,685	Series 2010-1, Class DI, IO (a)	0.25%	04/01/40	275,273
	VOLT CI LLC
1,000,000	Series 2021-NP10, Class A2 (c) (d)	4.83%	05/25/51	955,910
	WaMu Mortgage Pass-Through Certificates
88,764	Series 2003-AR5, Class A7 (a)	3.21%	06/01/33	85,362
167,564	Series 2004-AR13, Class A1A, 1 Mo. LIBOR + 0.72% (b)	2.98%	11/25/34	157,912
	Washington Mutual Alternative Mortgage Pass-Through Certificates
10,959	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (e)	25.93%	06/25/37	16,375
	WinWater Mortgage Loan Trust
243,582	Series 2015-3, Class B1 (a) (c)	3.86%	03/01/45	231,510
				12,254,219
	Commercial Mortgage-Backed Securities – 20.6%
	Benchmark Mortgage Trust
1,000,000	Series 2020-IG2. Class UBRD (a) (c)	3.51%	09/01/48	898,583
	Citigroup Commercial Mortgage Trust
4,287,505	Series 2015-GC29, Class XA (a)	1.02%	04/01/48	95,272
9,034,534	Series 2016-GC37, Class XA (a)	1.68%	04/01/49	433,119
5,694,849	Series 2016-P4, Class XA (a)	1.90%	07/01/49	324,598
	COMM Mortgage Trust
495,964	Series 2013-LC13, Class XA (a)	0.97%	08/01/46	3,631
19,458,661	Series 2013-LC6, Class XA (a)	1.24%	01/01/46	21,833
122,774,000	Series 2014-UBS6, Class XB (a) (c)	0.04%	12/01/47	170,005
3,829,000	Series 2015-CCRE26, Class XD (a) (c)	1.22%	10/01/48	131,495
15,925,510	Series 2015-LC21, Class XA (a)	0.67%	07/01/48	247,317
	Credit Suisse Mortgage Capital Certificates
1,000,000	Series 2021-980M, Class G (a) (c)	3.54%	07/15/31	777,310
	Credit Suisse Mortgage Trust
1,000,000	Series 2022-CNTR, Class A, 1 Mo. Term SOFR + 3.94% (b) (c)	5.90%	01/15/24	926,587
	GS Mortgage Securities Corp Trust
1,000,000	Series 2018-3PCK, Class C, 1 Mo. LIBOR + 3.25% (b) (c)	5.25%	09/15/31	963,957
	GS Mortgage Securities Trust
1,000,000	Series 2012-GCJ9, Class D (a) (c)	4.66%	11/01/45	967,941
	Houston Galleria Mall Trust
1,000,000	Series 2015-HGLR, Class D (c)	3.98%	03/01/37	911,834
	Hudsons Bay Simon JV Trust
493,948	Series 2015-HBFL, Class DFL, 1 Mo. LIBOR + 3.90% (b) (c)	5.70%	08/05/34	303,875
	JP Morgan Chase Commercial Mortgage Securities Trust
3,186,625	Series 2016-JP4, Class XA (a)	0.59%	12/01/49	59,866
	LSTAR Commercial Mortgage Trust
1,500,000	Series 2017-5, Class D (a) (c)	4.67%	03/01/50	1,255,569
20,945,559	Series 2017-5, Class X (a) (c)	0.79%	03/01/50	492,181
	MBRT
1,000,000	Series 2019-MBR, Class H1, 1 Mo. LIBOR + 4.25% (b) (c)	6.25%	11/15/36	952,074
	Morgan Stanley Bank of America Merrill Lynch Trust
500,000	Series 2013-C7, Class B	3.77%	02/01/46	492,834
22,872,932	Series 2014-C16, Class XA (a)	0.94%	06/01/47	248,604
1,956,790	Series 2014-C19, Class XA (a)	0.96%	12/01/47	32,582
5,632,500	Series 2014-C19, Class XE (a) (c)	1.18%	12/01/47	144,131
452,382	Series 2016-C31, Class XA (a)	1.29%	11/01/49	18,710

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Morgan Stanley Capital I Trust
$2,180,000	Series 2016-UBS9, Class XD (a) (c)	1.60%	03/01/49	$112,662
	Wells Fargo Commercial Mortgage Trust
1,363,216	Series 2015-C26, Class XA (a)	1.20%	02/01/48	33,088
				11,019,658
	Total Mortgage-Backed Securities			23,273,877
	(Cost $26,105,619)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 39.2%
	Collateralized Mortgage Obligations – 23.3%
	Federal Home Loan Mortgage Corp.
472	Series 1394, Class ID, ECOFIN x -4.67 + 44.56%, Capped at 9.57% (e)	9.57%	10/15/22	474
4,077	Series 2303, Class SW, IO, ECOFIN x -15.87 + 121.11%, Capped at 10.00% (e)	10.00%	03/01/24	236
38,197	Series 2334, Class QS, 1 Mo. LIBOR x -3.5 + 28.18% (e)	21.18%	07/15/31	45,272
152,140	Series 2439, Class XI, IO, if 1 Mo. LIBOR x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (e)	6.50%	03/01/32	22,962
683,129	Series 2975, Class SJ, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	4.65%	05/15/35	88,267
182,502	Series 3012, Class GK, 1 Mo. LIBOR x -4.5 + 24.75% (e)	15.75%	06/15/35	234,340
62,304	Series 3410, Class HC	5.50%	02/01/38	67,509
22,203	Series 3451, Class SB, IO, 1 Mo. LIBOR x -1 + 6.03% (e)	4.03%	05/15/38	2,265
251,747	Series 3471, Class SD, IO, 1 Mo. LIBOR x -1 + 6.08% (e)	4.08%	12/15/36	32,491
250,000	Series 3797, Class KB	4.50%	01/01/41	270,432
12,808	Series 3985, Class GI, IO	3.00%	10/01/26	11
18,124	Series 4021, Class IP, IO	3.00%	03/01/27	808
269,081	Series 4057, Class YI, IO	3.00%	06/01/27	12,626
546,098	Series 4082, Class PI, IO	3.00%	06/01/27	25,285
2,967,264	Series 4142, Class IO, IO	3.00%	12/01/27	142,636
328,764	Series 4206, Class IA, IO	3.00%	03/01/33	31,143
2,419,480	Series 4459, Class EI, IO	6.00%	06/01/36	270,665
293,756	Series 4615, Class GT, 1 Mo. LIBOR x -4 + 16.00%, Capped at 4.00% (e)	4.00%	10/15/42	239,232
3,670,770	Series 4938, Class IB, IO	4.00%	07/01/49	489,393
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,000,000	Series 2020-DNA2, Class B2, 1 Mo. LIBOR + 4.80% (b) (c)	7.06%	02/25/50	856,582
	Federal Home Loan Mortgage Corp. STACR Trust
1,000,000	Series 2018-HQA2, Class B2, 1 Mo. LIBOR + 11.00% (b) (c)	13.26%	10/25/48	1,094,047
1,000,000	Series 2019-HQA3, Class B2, 1 Mo. LIBOR + 7.50% (b) (c)	9.76%	09/25/49	976,453
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
46,145	Series T-56, Class APO	(f)	05/01/43	45,116
	Federal Home Loan Mortgage Corp., STRIPS
31,596	Series 177, IO	7.00%	07/01/26	2,825
572,957	Series 243, Class 2, IO	5.00%	11/01/35	83,489
2,211,763	Series 303, Class C17, IO	3.50%	01/01/43	350,806
827,503	Series 324, Class C21, IO	6.00%	06/01/39	168,371
	Federal National Mortgage Association
27,222	Series 1996-46, Class ZA	7.50%	11/01/26	28,450
56,690	Series 1997-85, Class M, IO	6.50%	12/01/27	1,767
23,586	Series 2002-80, Class IO, IO	6.00%	09/01/32	1,874
54,121	Series 2003-15, Class MS, IO, 1 Mo. LIBOR x -1 + 8.00% (e)	5.74%	03/25/33	7,849
66,532	Series 2003-44, Class IU, IO	7.00%	06/01/33	11,668
285,098	Series 2004-49, Class SN, IO, 1 Mo. LIBOR x -1 + 7.10% (e)	4.84%	07/25/34	31,531

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$9,953	Series 2004-74, Class SW, 1 Mo. LIBOR x -2 + 15.50% (e)	11.19%	11/25/31	$11,088
273,214	Series 2005-122, Class SN, 1 Mo. LIBOR x -4 + 28.60% (e)	19.56%	01/25/36	327,972
30,881	Series 2005-59 Class SU, 1 Mo. LIBOR x -5 + 25.50% (e)	14.21%	06/25/35	37,335
67,283	Series 2005-6, Class SE, IO, 1 Mo. LIBOR x -1 + 6.70% (e)	4.44%	02/25/35	8,119
33,167	Series 2007-100, Class SM, IO, 1 Mo. LIBOR x -1 + 6.45% (e)	4.19%	10/25/37	4,784
187,090	Series 2007-37, Class SB, IO, 1 Mo. LIBOR x -1 + 6.75% (e)	4.49%	05/25/37	26,815
294,177	Series 2008-17, Class BE	5.50%	10/01/37	320,525
733,009	Series 2010-103, Class ID, IO	5.00%	09/01/40	130,432
369,424	Series 2010-59, Class EI, IO	6.00%	06/01/40	68,899
44,468	Series 2010-99, Class SG, 1 Mo. LIBOR x -5 + 25.00% (e)	16.43%	09/01/40	59,703
636,999	Series 2011-81, Class PI, IO	3.50%	08/01/26	27,353
63,595	Series 2012-111, Class B	7.00%	10/01/42	71,402
385,444	Series 2012-112, Class BI, IO	3.00%	09/01/31	11,631
1,490,433	Series 2012-125, Class MI, IO	3.50%	11/01/42	219,578
16,897	Series 2013-132, Class SW, 1 Mo. LIBOR x -2.67 + 10.67% (e)	6.10%	01/01/44	16,764
1,964,831	Series 2013-32, Class IG, IO	3.50%	04/01/33	239,982
239,707	Series 2013-51, Class PI, IO	3.00%	11/01/32	23,118
1,552,957	Series 2015-20, Class ES, IO, 1 Mo. LIBOR x -1 + 6.15% (e)	3.89%	04/25/45	222,721
147,443	Series 2015-76, Class BI, IO	4.00%	10/01/39	9,338
304,731	Series 2015-97, Class AI, IO	4.00%	09/01/41	2,944
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	47,256
2,942,235	Series 2017-109, Class SJ, IO, 1 Mo. LIBOR x -1+ 6.20% (e)	3.94%	01/25/48	473,222
1,368,180	Series 5112, Class ID, IO	7.00%	01/01/30	162,178
	Federal National Mortgage Association, STRIPS
24,218	Series 305, Class 12, IO (g)	6.50%	12/01/29	2,613
37,246	Series 355, Class 18, IO	7.50%	11/01/33	6,383
1,179,989	Series 387, Class 10, IO	6.00%	04/01/38	324,424
511,857	Series 406, Class 6, IO (g)	4.00%	01/01/41	84,891
477,747	Series 413, Class 173, IO (g)	4.50%	07/01/42	83,950
	Government National Mortgage Association
250,973	Series 2004-95, Class QZ	4.50%	11/01/34	257,184
139,498	Series 2005-33, Class AY	5.50%	04/01/35	145,094
48,096	Series 2005-68, Class DP, 1 Mo. LIBOR x -2.41 + 16.43% (e)	11.24%	06/17/35	50,237
181,289	Series 2005-68, Class KI, IO, 1 Mo. LIBOR x -1 + 6.30% (e)	4.17%	09/20/35	22,333
29,045	Series 2006-28, Class VS, 1 Mo. LIBOR x -13 + 87.10% (e)	59.46%	06/20/36	55,631
156,582	Series 2007-68, Class PI, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	4.52%	11/20/37	9,790
100,000	Series 2008-2, Class HB	5.50%	01/01/38	105,604
131,197	Series 2008-73, Class SK, IO, 1 Mo. LIBOR x -1 + 6.74% (e)	4.61%	08/20/38	12,601
152,832	Series 2009-79, Class PZ	6.00%	09/01/39	178,634
268,439	Series 2013-104, Class YS, IO, 1 Mo. LIBOR x -1 + 6.15% (e)	3.99%	07/16/43	29,770
127,003	Series 2014-41, Class ST, 1 Mo. LIBOR x -2.67 + 11.47% (e)	5.80%	11/20/42	123,262
4,043,834	Series 2015-158, Class KS, IO, 1 Mo. LIBOR x -1 + 6.25% (e)	4.12%	11/20/45	613,317
74,868	Series 2016-139, Class MZ	1.50%	07/01/45	59,896
155,648	Series 2017-4, Class CZ	3.00%	01/01/47	145,594
124,837	Series 2017-H18, Class DZ (g)	4.63%	09/01/67	132,963
11,536,574	Series 2020-13, Class BT, IO, 1 Mo. LIBOR x -1 + 6.20%, Capped at 0.50% (e)	0.50%	11/20/45	248,609
3,983,647	Series 2020-146, Class CI, IO	2.50%	10/01/50	506,202
5,424,938	Series 2021-23, Class BI, IO	2.00%	02/01/51	605,551
3,360,376	Series 2021-69, Class IX, IO	3.00%	04/01/51	503,007
				12,467,574

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities – 15.9%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
$4,000,000	Series K110, Class X3, IO (a)	3.40%	06/01/48	$832,337
3,330,000	Series K112, Class X3, IO (a)	3.00%	07/01/48	623,207
4,605,411	Series K115, Class X3, IO (a)	2.96%	09/01/48	850,943
4,326,216	Series K118, Class X3, IO (a)	2.69%	10/25/48	713,688
1,900,000	Series K122, Class X3, IO (a)	2.63%	01/01/49	322,272
5,000,000	Series K124, Class X3, IO (a)	2.62%	02/01/49	861,471
3,343,856	Series K128, Class X3, IO (a)	2.78%	04/01/31	621,574
1,831,144	Series K739, Class X3, IO (a)	2.81%	11/25/48	217,385
342,822,040	Series KBX1, Class X1, IO (a)	0.09%	01/01/26	1,015,747
4,571,896	Series KG06, Class X3, IO (a)	2.73%	10/01/31	825,788
	Federal National Mortgage Association, ACES
13,100,000	Series 2019-M29, Class X4, IO	0.70%	03/01/29	451,936
	Freddie Mac Multiclass Certificates
6,228,988	Series 2021-P011, Class X1, IO (a)	1.84%	09/01/45	875,011
	FREMF Mortgage Trust
252,010,105	Series 2013-K27, Class X2B, IO (c)	0.10%	01/01/46	87,851
	Government National Mortgage Association
2,259,067	Series 2016-11, Class IO (g)	0.78%	01/01/56	89,489
2,358,859	Series 2016-166, Class IO (g)	0.93%	04/01/58	108,722
				8,497,421
	Total U.S. Government Agency Mortgage-Backed Securities			20,964,995
	(Cost $23,821,530)
ASSET-BACKED SECURITIES – 5.5%
	CoreVest American Finance Trust
9,839,378	Series 2021-3, Class XA (a) (c)	2.40%	10/01/54	713,047
	Ford Credit Auto Owner Trust
714,438	Series 2022-A, Class A2	0.73%	09/15/24	706,553
	Mid-State Capital Corp. Trust
176,219	Series 2005-1, Class A	5.75%	01/01/40	174,468
	Santander Drive Auto Receivables Trust
570,000	Series 2022-3, Class A2	2.76%	03/17/25	567,037
500,000	Series 2022-4, Class A2	4.05%	07/15/25	499,942
	Verizon Owner Trust
271,887	Series 2020-A, Class A1B, 1 Mo. LIBOR + 0.27% (b)	2.40%	07/22/24	271,053
	Total Asset-Backed Securities			2,932,100
	(Cost $3,060,506)
U.S. TREASURY BILLS – 1.9%
1,000,000	U.S. Treasury Bill	(f)	08/23/22	998,736
	(Cost $998,741)
	Total Investments – 90.2%			48,169,708
	(Cost $53,986,396)

Net Other Assets and Liabilities – 9.8%	5,224,152
Net Assets – 100.0%	$53,393,860

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Notes	Short	6	Sep 2022	$ (726,844)	$11,531
Ultra U.S. 10-Year Treasury Notes	Short	6	Sep 2022	(787,500)	6,938
				$(1,514,344)	$18,469

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	Floating or variable rate security.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s investment advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $22,805,108 or 42.7% of net assets.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at July 31, 2022.
(e)	Inverse floating rate security.
(f)	Zero coupon security.
(g)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

ACES	Alternative Credit Enhancement Securities
ECOFIN	Enterprise 11th District COFI Institutional Replacement Index
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$ 23,273,877	$ —	$ 23,273,877	$ —
U.S. Government Agency Mortgage-Backed Securities	20,964,995	—	20,964,995	—
Asset-Backed Securities	2,932,100	—	2,932,100	—
U.S. Treasury Bills	998,736	—	998,736	—
Total Investments	48,169,708	—	48,169,708	—
Futures Contracts	18,469	18,469	—	—
Total	$ 48,188,177	$ 18,469	$ 48,169,708	$—